Business and Geographic Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Business and Geographic Segment Information

Note 17 Business and Geographic Segment Information

We operate in a single industry segment in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
North America	47%	49%	50%
Europe	15%	14%	13%
Latin America and Caribbean	15%	15%	14%
Africa and Middle East	14%	13%	14%
Asia-Pacific	9%	9%	9%

Approximately 7%, 8% and 9% of our revenue was derived from our largest customer during each of the years ended December 31, 2015, 2016 and 2017, respectively. The ten largest customers accounted for approximately 29%, 31% and 34% of our revenue for the years ended December 31, 2015, 2016 and 2017, respectively.

We earn revenue primarily by providing services to our customers using our satellite transponder capacity. Our customers generally obtain satellite capacity from us by placing an order pursuant to one of several master customer service agreements. On-network services are comprised primarily of services delivered on our owned network infrastructure, as well as commitments for third-party capacity, generally long-term in nature, that we integrate and market as part of our owned infrastructure. In the case of third-party services in support of government applications, the commitments for third-party capacity are shorter and matched to the government contracting period, and thus remain classified as off-network services. Off-network services can include transponder services and other satellite-based transmission services, such as mobile satellite services (“MSS”), which are sourced from other operators, often in frequencies not available on our network. Under the category Off-Network and Other Revenues, we also include revenues from consulting and other services.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2015		Year Ended December 31, 2016		Year Ended December 31, 2017
On-Network Revenues
Transponder services	$1,705,568	73%	$1,561,108	71%	$1,543,384	72%
Managed services	405,330	17%	414,758	19%	412,147	19%
Channel	38,872	2%	9,134	0%	5,405	0%

Total on-network revenues	2,149,770	91%	1,985,000	91%	1,960,936	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	160,063	7%	157,212	7%	141,845	7%
Satellite-related services	42,688	2%	45,835	2%	45,831	2%

Total off-network and other revenues	202,751	9%	203,047	9%	187,676	9%

Total	$2,352,521	100%	$2,188,047	100%	$2,148,612	100%